Income Taxes - Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax [Abstract]
Statutory EIT rate	25.00%	25.00%	25.00%